32. Events after the reporting period	12 Months Ended
Dec. 31, 2017
Events After Reporting Period
Events after the reporting period
  Tariff revision

- On January 16, 2018, the São Paulo State Sanitation and Energy Regulatory Agency (ARSESP) published Public Consultation Notice 01/2018 ("Notice"), asking the public for opinions and inputs on the calculation methodology to be adopted in the final stage of SABESP’s Second Ordinary Tariff Revision.

- On January 19, 2018, ARSESP published Resolution 780, which includes the events calendar of the final stage of SABESP’s 2nd Ordinary Tariff Revision.

The Final Maximum Average Tariff (Final P0) will be disclosed by May 10, 2018, and applied pursuant to article 39 of Law 11,445/2007.

Differences in revenue arising from differences in the amounts authorized on October 10, 2017 (Preliminary P0) and the tariffs to be calculated at the final stage of the Second Ordinary Tariff Revision (Final P0) will be duly offset and applied to the water supply and sewage public utility service tariffs.

Additionally, ARSESP published Public Hearing Notice 01/2018, referring to Stage 2 of the schedule, which was held on January 29, 2018.

- On February 21, 2018, ARSESP released the Business Plan, which is the object of SABESP’s Second Ordinary Tariff Revision.

    As part of the Business Plan, on page 85, the Company highlights “Table: CAPEX - Program disbursements”, which totals R$ 13.9 billion (unaudited) for the 2017-2021 period, which is available to the market, and “Table: CAPEX - Program constructions”, which totals R$ 15.5 billion (unaudited) for the 2017-2021 period.

- On March 26, 2018, ARSESP disclosed Preliminary Technical Note NT.F-0004-2018 that included the Proposal for Calculation of the Maximum Average Tarif (P0) of SABESP’s Second Ordinary Tariff Revision and Factor X: Final Stage.

The Period for Consultation and Public Hearing 03/2018 is from March 27, 2018 to April 17, 2018.

Final Regulatory Remuneration Base	R$ 38.4 billion
WACC	8.11%
Factor X	0.9287%
P0	R$ 3.8207/m3
Tariff Repositioning Index (IRT)	4.7744%

The proposed Tariff Repositioning Index of 4.7744% should be applied on a straight line basis to the current tariff tables.

  22nd Issue Debentures

On February 19, 2018, the Company conducted the 22th Issue of unsecured non-convertible debentures, in the total amount of R$750,000, in three series, for tender offer, pursuant to CVM Rule 476. The first series, in the amount of R$100 million, maturing in 3 years and remuneration of CDI + 0.58% p.a., the second series, in the amount of R$400 million, maturing in 5 years and remuneration of CDI + 0.90% p.a., and the third series, in the amount of R$250 million, maturing in 7 years and remuneration of IPCA + 6.00% p.a.. Funds deriving from funding by means of the 22th Issue of Debentures will be allocated to refinance the financial commitments and to recover the level of cash balances.

  SABESP’s Corporate Reorganization

On March 11, 2018, the São Paulo State Government ("Government") received a letter from a group of investors about the potential acquisition of part of the shares, which will be owned by the Government, to be issued by the Parent Company referred to in State Law 16,525/2017. The letter will be analyzed by the Board of the State Privatization Program (CDPED), which is in charge of deciding about the continuity and the conditions for the creation of the Parent Company and SABESP’s corporate reorganization. The operation addressed at the letter will be structured to occur exclusively within the scope of the Parent Company, not affecting SABESP’s control, which will remain with the Government in a manner consistent with the provisions of said state law. The investors’ identity and the content of the aforementioned letter will remain confidential, pursuant to the rules applicable to the administrative procedure established by CDPED for the purposes of the operation.

  São Lourenço Production System

On April 3, 2018, Sabesp inaugurated the São Lourenço Production System that will increase treated water production capacity by approximately 6.4 m³/s.